PROVISIONS - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - Dec. 31, 2024 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 393.4	$ 100.5
Côté Gold mine
Disclosure of other provisions [line items]
Undiscounted amounts required	107.3	0.0
Essakane mine
Disclosure of other provisions [line items]
Undiscounted amounts required	0.0	100.5
Westwood division, including Doyon
Disclosure of other provisions [line items]
Undiscounted amounts required	280.6	0.0
Other Canadian sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 5.5	$ 0.0